LONG-TERM INVESTMENTS - Components of Long Term Investments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$ 2,544,790	$ 2,632,742	$ 2,261,787
Equity investment accounted for using the equity method (b)	4,071,458	4,216,222
Long-term investments	$ 6,616,248	$ 6,848,964